SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Prepaid Expenses And Other Current Assets Net
Deposits	$ 614,287	$ 1,109,669
Staff advances	204,998	204,213
Advanced service fee	727,802
Other	210,276	87,735
Less: allowance for expected credit losses	(190,303)	(50,568)	$ (70,992)	$ (14,430)
Prepaid expenses and other current assets, net	$ 1,567,060	$ 1,351,049